Equity Investments	6 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
Equity Investments
4 - Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	September 30, 2024	March 31, 2024
Equity method investments under fair value option	$561	$573
Equity investment in publicly listed company	84	—
Equity method investments under equity method	11	11
Non-marketable equity securities	140	157
Total equity investments	$796	$741
Income (loss) from equity investments, net is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
Equity investment in publicly listed company	$2	$—	$29	$—
Equity method investments (1)	(12)	(4)	(12)	(14)
Non-marketable equity securities (includes NAV)	—	(1)	(3)	2
Total income (loss) from equity investments, net	$(10)	$(5)	$14	$(12)
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.
Equity method investments under fair value option
The Company elected the fair value option to account for certain equity method investments in Acetone Limited and Ampere Computing Holdings LLC (“Ampere”). See discussion below, along with Note 7 - Fair Value, for further information.
The Company holds equity method investments in funds accounted for under the fair value option that apply the NAV practical expedient. The estimated fair values of the Company’s equity securities at fair value that qualify for the NAV practical expedient were provided by the funds based on the indicated market values of the underlying assets or investment portfolios. As of September 30, 2024 and March 31, 2024, the carrying value of equity method investments under the fair value option measured at NAV was $104.0 million and $106.2 million, respectively.
For the three months ended September 30, 2024 and 2023, the Company recognized gains and (losses) from changes in fair value of $(2.4) million and $2.1 million, respectively, for equity method investments accounted for under the NAV practical expedient. For the six months ended September 30, 2024 and 2023, the Company recognized gains and (losses) from changes in fair value of $(2.8) million and $1.6 million, respectively, for equity method investments accounted for under the NAV practical expedient. Changes in fair value are recorded through income (loss) from equity investments, net in the Condensed Consolidated Income Statements.
Acetone Limited
As of September 30, 2024 and March 31, 2024, the carrying value of the Company’s equity method investment in Acetone Limited was $67.5 million and $76.5 million, respectively. For the three months ended September 30, 2024 and 2023, the Company recognized fair value losses of $9.0 million and $6.0 million, respectively, for its investment in Acetone Limited in income (loss) from equity investments, net in the Condensed Consolidated Income Statements. For the six months ended September 30, 2024 and 2023, the Company recognized fair value losses of $9.0 million and $15.6 million, respectively, for its investment in Acetone Limited in income (loss) from equity investments, net in the Condensed Consolidated Income Statements.
Ampere
As of September 30, 2024 and March 31, 2024, the carrying value of the Company’s equity method investment in Ampere was $389.8 million. For the three and six months ended September 30, 2024 and 2023, the Company did not recognize any fair value gains or losses for its investment in Ampere.
As of September 30, 2024 and March 31, 2024, the outstanding balance of the convertible promissory note with Ampere was $33.1 million and $32.4 million, respectively, which is included in other non-current assets on the Condensed Consolidated Balance Sheets. The Company’s maximum exposure to loss is the amounts invested in, and advanced to, Ampere as of September 30, 2024.
Equity investment in publicly listed company
In June 2024, the Company purchased $35.3 million of Raspberry Pi Holdings plc’s (“Raspberry Pi”) ordinary shares in the initial public offering of Raspberry Pi, which is now a publicly listed company. As of September 30, 2024, the carrying value for this equity investment was $84.2 million, which included a pre-initial public offering investment carrying value of $20.0 million classified as non-marketable equity securities as of March 31, 2024. For the three and six months ended September 30, 2024, the Company recognized fair value gains of $1.9 million and $28.9 million, respectively, for its equity investment in Raspberry Pi in income (loss) from equity investments, net in the Condensed Consolidated Income Statements.
Non-marketable Equity Securities
Non-marketable securities are those for which the Company does not have significant influence or control. These represent either direct or indirect, through a capital fund, investments in unlisted early-stage development enterprises which are generating value for shareholders through research and development activities. The Company holds equity interests in certain funds which are accounted for under the NAV practical expedient. As of September 30, 2024 and March 31, 2024, the carrying value of assets measured at NAV was $16.3 million and $17.8 million, respectively.
For the three months ended September 30, 2024 and 2023, the Company recognized gains and (losses) of $0.1 million and $(0.3) million, respectively, from changes in fair value for non-marketable securities accounted for under the NAV practical expedient. For the six months ended September 30, 2024 and 2023, the Company recognized gains and (losses) of $(1.6) million and $2.2 million, respectively, from changes in fair value for non-marketable securities accounted for under the NAV practical expedient.
In June 2023, the Company entered into a subscription letter with a subsidiary of SoftBank Vision Fund L.P. (“SoftBank Vision Fund”) and Kigen (UK) Limited (“Kigen”), an entity of which SoftBank Vision Fund indirectly owned 85% of the share capital on a fully diluted basis with the remainder comprising management incentives. Pursuant to the subscription letter, the Company and this subsidiary of SoftBank Vision Fund each invested $10.0 million paid in cash in exchange for preference shares of Kigen. During the three months ended September 30, 2024, the Company invested another $5.0 million in cash in exchange for preference shares of Kigen. As of September 30, 2024, the carrying value of the Company’s preference shares of Kigen was $15.0 million. The preference shares are convertible into common shares of Kigen and are entitled to full dividends, distribution and voting rights. The Company does not have significant influence or control over Kigen and elected to apply the measurement alternative for this investment.
The Company elected to apply the measurement alternative to all other non-marketable equity securities. Under the measurement alternative, these equity securities are recorded at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in orderly transactions.
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$(1)	$(2)	$2
Impairment of non-marketable equity securities	—	—	(1)	—
Total income (loss) from equity investments in non-marketable securities, net	$—	$(1)	$(3)	$2
All equity method investments held by the Company are considered long-term to enable ecosystem growth and are classified as non-current assets. For the three months ended September 30, 2024 and 2023, the Company recognized $1.0 million and $1.8 million, respectively, in dividends from equity investments measured using the NAV practical expedient. For the six months ended September 30, 2024 and 2023, the Company recognized $1.1 million and $2.1 million, respectively, in dividends from equity investments measured using the NAV practical expedient. The total amount of financial commitments to existing investees of the Company not provided for in the condensed consolidated financial statements was $19.1 million and $19.9 million as of September 30, 2024 and March 31, 2024, respectively.